Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other liabilities [Abstract]
Other non-current non-financial liabilities	€ 56	€ 74
Non-current contract liabilities	446	403
Current contract liabilities	1,491	€ 1,239
Increase (Decrease) in current contract liabilities through operational activities	251
Revenue that was included in contract liability balance at beginning of period	€ 1,239